Pioneer Investments
                                                        60 State St
                                                        Boston, MA 02109



April 9, 2012



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:   Pioneer Series Trust X (the "Trust")
      Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File Nos. 333-89354 and 811-21108)

Ladies and Gentlemen:

On behalf of Pioneer Series Trust X, a Delaware statutory trust, we are hereby filing Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of the Trust, under the Securities Act of 1933, as amended (the "1933 Act")(the "Amendment"), relating to Pioneer Multi-Asset Ultrashort Income Fund (formerly, Pioneer MUlti-Asset Floating Rate Fund) (the "Fund"), a series of the Trust.

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act. The Amendment is being filed for the purpose making certian changes to the Fund's name and related changes to the disclosure regarding the Fund's principal investment strategies. The amendment is to be effective on June 8, 2012.

If you have any questions or comments on the Registration Statement, please contact Toby R. Serkin, Esq. (tel. (617) 951-8760) or Jeremy B. Kantrowitz, Esq. (tel. (617) 951-8458) of Bingham McCutchen LLP, counsel to the Trust.


Sincerely,



/s/ Thomas Reyes
------------------------
Thomas Reyes


cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.